Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	$ 214,779	$ 193,746
Total capital to risk weighted assets actual ratio	15.00%	14.70%
Total capital to risk weighted assets regulatory minimum capital requirements amount	114,549	105,656
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	143,186	132,070
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	196,765	177,161
Tier 1 capital to risk weighted assets actual ratio	13.70%	13.40%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	57,450	52,805
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	86,174	79,208
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	196,765	177,161
Tier 1 capital to average assets actual ratio	10.60%	10.30%
Tier 1 capital to average assets regulatory minimum capital requirements amount	74,251	69,001
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized amount
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized ratio
Wilson Bank Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	213,447	190,911
Total capital to risk weighted assets actual ratio	14.90%	14.50%
Total capital to risk weighted assets regulatory minimum capital requirements amount	114,602	105,622
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	143,253	132,027
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	195,433	174,326
Tier 1 capital to risk weighted assets actual ratio	13.60%	13.20%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	57,480	52,826
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	86,220	79,239
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	195,433	174,326
Tier 1 capital to average assets actual ratio	10.50%	10.10%
Tier 1 capital to average assets regulatory minimum capital requirements amount	74,451	69,040
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized amount	$ 93,063	$ 86,300
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized ratio	5.00%	5.00%